BORROWINGS BORROWINGS - Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities Sold under Agreements to Repurchase	$ 84,591
Carrying Value of Securities Sold under Repurchase Agreements and Deposits Received for Securities Loaned	85,500	$ 72,800
Residential Mortgage Backed Securities [Member]
Securities Sold under Agreements to Repurchase	22,369
Collateralized Mortgage Obligations [Member]
Securities Sold under Agreements to Repurchase	$ 62,222